Cost of Sales - Summary of Cost of Sales (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [Abstract]
Site operating costs	$ 167,338	$ 209,381
Transportation costs	19,281	16,507
Changes in inventories of finished goods and ore stockpiles	13,964	(16,738)
Production costs	200,583	209,150
Depletion and amortization	47,722	52,939
Cost of sales	$ 248,305	$ 262,089